CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Current assets:
Cash and cash equivalents	$ 14,605	$ 21,520
Accounts receivable, net of allowances of $2,891 ($2,395-2020)	107,212	121,228
Inventories, net	533,530	391,679
Other current assets	12,962	19,280
Total current assets	668,309	553,707
Property and equipment, net of accumulated depreciation of $284,069 ($236,031-2020)	174,312	182,674
Goodwill	825,371	816,200
Other intangibles, net of accumulated amortization of $352,695 ($291,434-2020)	794,700	825,966
Operating lease right of use assets	82,269	76,820
Deferred tax asset	1,323	2,075
Other assets	16,638	11,176
Total assets	2,562,922	2,468,618
Current liabilities:
Accounts payable	186,126	201,461
Current portion of debt and capital lease obligations	11,404	11,481
Current portion of operating lease liabilities	13,088	12,168
Accrued expenses:
Salaries and wages	8,606	29,800
Pricing allowances	10,672	6,422
Income and other taxes	4,829	5,986
Interest	1,519	12,988
Other accrued expenses	41,052	31,605
Total current liabilities	277,296	311,911
Long-term debt	906,531	1,535,508
Deferred tax liabilities	137,764	156,118
Operating lease liabilities	74,476	68,934
Other non-current liabilities	16,760	31,560
Total liabilities	1,412,827	2,104,031
Commitments and Contingencies (Note 18)
Stockholders' equity:
Common stock, $0.0001 par, 500,000,000 shares authorized, 194,083,625 issued and 193,995,320 outstanding at December 25, 2021 and 90,934,930 issued and outstanding at December 26, 2020	20	9
Additional paid-in capital	1,387,410	565,815
Accumulated deficit	(210,181)	(171,849)
Accumulated other comprehensive loss	(27,154)	(29,388)
Total stockholders' equity	1,150,095	364,587
Total liabilities and stockholders' equity	$ 2,562,922	$ 2,468,618